Real Estate	12 Months Ended
Dec. 31, 2018
Real Estate [Abstract]
Real Estate	REAL ESTATE
The Company owns and operates industrial and office properties. The carrying value of these operating properties by type as of December 31, 2018 and 2017 is as follows (in thousands):

	Land	Building
	and Land	and		Accumulated
	Improvements	Improvements	Total	Depreciation
2018
Industrial properties	$1,233,655	$4,353,225	$5,586,880	$926,703
Office properties	2,859	43,824	46,683	14,596

2018 Total	$1,236,514	$4,397,049	$5,633,563	$941,299

2017
Industrial properties	$1,000,810	$3,867,834	$4,868,644	$810,044
Office properties	2,405	26,883	29,288	12,025

2017 Total	$1,003,215	$3,894,717	$4,897,932	$822,069

Depreciation expense was $143.4 million, $148.9 million and $166.8 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Information on the operating properties the Company sold during the years ended December 31, 2018, 2017 and 2016 is as follows:
2018 Sales

Reportable Segment	Number of Buildings	Acres of Developable Land (unaudited)	Leaseable Square Feet (unaudited)	Gross Proceeds (in thousands)
Carolinas/Richmond	1	1.5	80,000	$7,094
Chicago/Minneapolis	—	8.3	—	2,714
Lehigh/Central PA	—	66.2	—	9,700
Philadelphia	1	3.1	207,779	130,818
United Kingdom	—	—	—	65,334	(1)
Other	37	—	3,130,785	657,708
Total	39	79.1	3,418,564	$873,368

(1)	The Company sold development rights in Horsham, UK.
2017 Sales

Reportable Segment	Number of Buildings	Acres of Developable Land (unaudited)	Leaseable Square Feet (unaudited)	Gross Proceeds (in thousands)
Chicago/Minneapolis	3	—	136,110	$8,917
Florida	—	16.4	—	13,256
Houston	1	42.2	206,808	36,145
Lehigh/Central PA	2	44.3	1,683,876	249,045
Other	4	10.2	313,410	59,895
Total	10	113.1	2,340,204	$367,258

2016 Sales

Reportable Segment	Number of Buildings	Acres of Developable Land (unaudited)	Leaseable Square Feet (unaudited)	Gross Proceeds (in thousands)
Chicago/Minneapolis	24	5.3	2,037,275	$199,825
Dallas	1	—	197,600	12,000
Florida	51	12.1	3,509,641	505,828
Lehigh/Central PA	1	—	120,777	11,200
Philadelphia	—	1.0	—	2,640
Other	48	18.0	3,598,697	479,062
Total	125	36.4	9,463,990	$1,210,555

During the year ended December 31, 2015, the Company completed a portfolio sale consisting of 41 properties and 20 acres of land in Southeastern PA under the Other segment. As of December 31, 2016, the Company had deferred gain recognition related to this sale in the amount of $14.3 million. During the year ended December 31, 2017, the contingency related to the portfolio sale was settled and the Company recognized the deferred gain in the accompanying consolidated statements of comprehensive income.
Information on the operating properties and land parcels the Company acquired during the years ended December 31, 2018, 2017 and 2016 is as follows:
2018 Acquisitions

Reportable Segment	Number of Buildings	Acres of Developable Land (unaudited)	Leaseable Square Feet (unaudited)	Purchase Price
				(in thousands)
Dallas	1	—	900,043	$52,491
Florida	—	30.8	—	15,478
Lehigh/Central PA	—	170.2	—	34,092
Southern California	5	36.0	1,450,041	291,916
United Kingdom	7	8.7	1,116,421	149,582
Other	3	29.2	584,569	89,011
Total	16	274.9	4,051,074	$632,570

2017 Acquisitions

Reportable Segment	Number of Buildings	Acres of Developable Land (unaudited)	Leaseable Square Feet (unaudited)	Purchase Price
				(in thousands)
Carolinas/Richmond	—	10.7	—	$1,242
Lehigh/Central PA	—	94.6	—	17,798
Southern California	3	—	1,163,233	176,310
United Kingdom	—	34.6	—	12,550
Other	5	113.6	698,646	88,498
Total	8	253.5	1,861,879	$296,398

2016 Acquisitions

Reportable Segment	Number of Buildings	Acres of Developable Land (unaudited)	Leaseable Square Feet (unaudited)	Purchase Price
				(in thousands)
Carolinas/Richmond	—	12.7	—	$2,251
Chicago/Minneapolis	1	5.6	73,160	11,064
Dallas	—	88.0	—	7,985
Lehigh/Central PA	—	76.0	—	15,395
Philadelphia	—	6.2	—	13,943
Southern California	—	8.1	—	4,041
Other	—	19.8	—	6,213
Total	1	216.4	73,160	$60,892